Loans and asset quality - Lost Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount by which interest income recognized on nonperforming loans exceeded reversals	$ 0	$ 0	$ 0
Amount by which interest income would have increased if nonperforming loans at year-end had been performing for the entire year	6	5	5
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount by which interest income recognized on nonperforming loans exceeded reversals	0	0	0
Amount by which interest income would have increased if nonperforming loans at year-end had been performing for the entire year	$ 0	$ 0	$ 0